UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10527
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                      UBS Equity Opportunity Fund II L.L.C.
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               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
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               (Address of principal executive offices) (Zip code)

                                   James Dwyer
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
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                      Date of fiscal year end: December 31
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                  Date of reporting period: September 30, 2006
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Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

                                               UBS EQUITY OPPORTUNITY II, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
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                                                              SEPTEMBER 30, 2006

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                                                                                         PERIOD FROM
                                                                                       JANUARY 1, 2006
                                                                                       TO SEPTEMBER 30,
                                                      AT SEPTEMBER 30, 2006                  2006
                                            ----------------------------------------   ---------------
                                                                                         REALIZED AND
                                                                                          UNREALIZED
                                                                               % OF       GAIN/(LOSS)
                                                                              MEMBERS'       FROM
INVESTMENT FUND:                                 COST         FAIR VALUE      CAPITAL     INVESTMENTS    LIQUIDITY
------------------------------------------------------------------------------------------------------------------
Abrams Bison Partners, L.P.                  $19,000,000     $ 24,659,615       5.94%    $ 3,866,130      Annually
Avdan Partners, L.P.                          11,500,000       11,041,305       2.66        (530,074)     Annually
Alson Signature Fund II, L.P.                 15,249,481       22,030,544       5.30       1,818,455     Quarterly
Caxton Alpha Growth Fund, L.L.C.              12,500,000       14,624,687       3.52       1,044,507      Monthly
Caxton Equity Growth Fund, L.L.C.              9,000,000       13,994,869       3.37         747,270      Annually
Cobalt Partners, L.P.                         27,000,000       43,240,459      10.41       2,605,205   Semi-Annually
Delta Insititutional Fund, L.P.               14,500,000       27,756,647       6.68      (2,016,574)    Quarterly
Forest Hill Select Fund, L.P.                 13,300,000       15,220,724       3.66       1,271,352     Quarterly
JANA Partners Qualified, L.P.                 20,000,000       21,551,851       5.19       1,551,851     Quarterly
JANA Piranha Fund, L.P.                        6,000,000        6,064,257       1.46          64,257     Quarterly
Level Global, L.P.                            20,000,000       24,225,965       5.83       1,331,667     Quarterly
North River Partners, L.P.                    16,500,000       23,265,340       5.60       2,436,856     Quarterly
North Sound Legacy Fund, LLC                  10,000,000       15,863,680       3.82      (1,108,203)    Quarterly
Raptor Global Fund, L.P.                      18,500,000       30,003,095       7.22       2,428,361     Quarterly
RBJ Partners II, L.P.                         24,000,000       28,177,108       6.78       2,298,595   Semi-Annually
Spindrift Partners Fund, L.P.                 11,000,000       13,475,637       3.24         902,736   Semi-Annually
TCS Capital II, L.P.                          17,500,000       26,031,727       6.27       2,251,542      Annually
Trian Partners LP                             18,000,000       18,620,960       4.48         620,960      Annually
Wesley Capital QP, L.P.                       19,000,000       25,286,953       6.09       2,203,789     Quarterly
Redeemed Investment Funds                              0                0       0.00      (1,728,851)
                                            ------------     ------------      -----     -----------
TOTAL                                       $302,549,481     $405,135,423      97.52%    $22,059,831
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ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) UBS Equity Opportunity Fund II L.L.C.
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By (Signature and Title)*  /s/ Douglas Lindgren
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                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date         November 20, 2006
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Douglas Lindgren
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                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date         November 20, 2006
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By (Signature and Title)*  /s/C. Philip Tazza
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                           C. Philip Tazza, Principal Accounting Officer (principal financial officer)

Date         November 20, 2006
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* Print the name and title of each signing officer under his or her signature.